Note 4 - Loans and Related Allowance for Loan Losses (Details) - Allowance for Loan Losses - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Ending allowance balance attributable to loans:
Individually evaluated for impairment										$ 833	$ 1,596
Collectively evaluated for impairment										5,552	5,250
Total ending allowance balance	$ 6,385		$ 6,846			$ 7,046	$ 6,385	$ 6,846	$ 7,046	6,385	6,846
Ending allowance balance attributable to loans:
ALLL balance, period start			6,846			7,046	6,846	7,046	7,779
Charge-offs							(1,197)	(1,212)	(1,330)
Recoveries							421	642	401
Provision	105	$ 105	105	$ 70	$ 120	180	315	370	196
ALLL balance, period end	6,385						6,385	6,846	7,046
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment										388	83
Collectively evaluated for impairment										479	559
Total ending allowance balance	867		642			614	867	642	614	867	642
Ending allowance balance attributable to loans:
ALLL balance, period start			642			614	642	614	1,732
Charge-offs							(280)	(237)	(419)
Recoveries							207	121	191
Provision							298	144	(890)
ALLL balance, period end	867						867	642	614
Real Estate Construction Porfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment										130	589
Collectively evaluated for impairment										146	279
Total ending allowance balance	276		868			576	276	868	576	276	868
Ending allowance balance attributable to loans:
ALLL balance, period start			868			576	868	576	1,123
Charge-offs							(385)	0	(191)
Recoveries							0	60	33
Provision							(207)	232	(389)
ALLL balance, period end	276						276	868	576
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment										276	892
Collectively evaluated for impairment										2,863	2,811
Total ending allowance balance	3,139		3,703			3,664	3,139	3,703	3,664	3,139	3,703
Ending allowance balance attributable to loans:
ALLL balance, period start			3,703			3,664	3,703	3,664	2,872
Charge-offs							(425)	(671)	(675)
Recoveries							186	267	107
Provision							(325)	443	1,360
ALLL balance, period end	3,139						3,139	3,703	3,664
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment										39	30
Collectively evaluated for impairment										2,039	1,546
Total ending allowance balance	2,078		1,576			2,170	2,078	1,576	2,170	2,078	1,576
Ending allowance balance attributable to loans:
ALLL balance, period start			1,576			2,170	1,576	2,170	1,991
Charge-offs							(92)	(260)	0
Recoveries							5	40	46
Provision							589	(374)	133
ALLL balance, period end	2,078						2,078	1,576	2,170
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment										0	2
Collectively evaluated for impairment										25	55
Total ending allowance balance	25		57			22	25	57	22	$ 25	$ 57
Ending allowance balance attributable to loans:
ALLL balance, period start			$ 57			$ 22	57	22	61
Charge-offs							(15)	(44)	(45)
Recoveries							23	154	24
Provision							(40)	(75)	(18)
ALLL balance, period end	$ 25						$ 25	$ 57	$ 22